Contract Cost Assets, Net	12 Months Ended
Dec. 31, 2018
Contract Cost Assets, Net
Contract Cost Assets, Net

Note 10 Contract Cost Assets, Net

Upon the Company’s adoption of ASC 606, costs to obtain or fulfill a contract are classified as contract cost assets. As of December 31, 2018, contract cost assets primarily relate to conversion costs. Also, with the adoption of ASC 606, payments for processing rights (signing incentives) are classified as contract assets in the Company’s consolidated balance sheets. See further discussion in Notes 1 and 2.

Prior to the Company’s adoption of ASC 606, contract cost assets were referred to as contract acquisition costs and included both conversion costs and payments for processing rights (signing incentives).

Significant components of contract cost assets as of December 31, 2018 and 2017 are summarized as follows:

(in thousands)	December 31, 2018	December 31, 2017
Contract cost assets, net	$145,598	139,249
Payments for processing rights, net	-	119,416
Total	$145,598	258,665

Amortization expense related to contract cost assets for the years ended December 31, 2018, 2017 and 2016 is as follows:

(in thousands)	2018	2017	2016
Amortization expense related to:
Contract cost assets	$35,729	29,625	28,811
Payments for processing rights	-	21,357	19,804

The weighted average useful life for contract cost assets as of December 31, 2018 is 7.7 years.

Estimated future amortization expense of contract cost assets as of December 31, 2018 for the next five years is:

(in thousands)	Contract Cost Assets
2019	$31,565
2020	29,231
2021	27,426
2022	22,404
2023	13,576